Document and Entity Information	Oct. 18, 2021
Cover [Abstract]
Entity Registrant Name	FARMER BROTHERS CO
Amendment Flag	false
Entity Central Index Key	0000034563
Document Type	8-K
Document Period End Date	Oct. 18, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34249
Entity Tax Identification Number	95-0725980
Entity Address, Address Line One	1912 Farmer Brothers Drive
Entity Address, City or Town	Northlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76262
City Area Code	888
Local Phone Number	301-0489
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	FARM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false